Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Assets [Abstract]
License (Type 4: Advising on securities; and Type 9: Asset management)	$ 268,050	$ 270,071